Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INVESTMENT TRUST
Entity Central Index Key	0000088064
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000015670
Shareholder Report [Line Items]
Fund Name	DWS Capital Growth Fund
Class Name	Class A
Trading Symbol	SDGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Capital Growth Fund (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	0.90%

Gross expense ratio as of the latest prospectus: 0.92%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 39.09% (unadjusted for sales charges) for the period ended September 30, 2024. The Fund's broad-based index, the Russell 1000® Index, returned 35.68% for the same period, while the Fund's additional, more narrowly based index, the Russell 1000® Growth Index, returned 42.19%.

Stock selection in the information technology sector was the primary reason for the Fund’s underperformance in the annual period. Synopsys, Inc. (1.8%), a provider of design tools to the semiconductor industry, lost ground due to a lack of positive earnings revisions, concerns about the potential impact of increased technology export restrictions, and challenges at one of its key customers. Five9, Inc. (0.2%), which lagged on worries that the growing use of artificial intelligence (AI) would dampen demand for its customer-contact software, also hurt results in the sector. On the plus side, the Fund benefited from an overweight in NVIDIA Corp. (10.4%) and an underweight in Apple, Inc. (9.2%).

Selection in the healthcare sector detracted as well. Shares of Dexcom, Inc. (0.9%), a producer of continuous glucose monitoring systems, pulled back sharply in response to a severe guidance cut related to poor execution. The Fund was also hurt by its position in Agilon, Inc. (0.1%). The stock slid as higher cost pressures, caused by greater utilization rates from Medicare Advantage patients, led to weakness in its results and forward guidance. An underweight in Eli Lilly & Co. (1.1%), which continued to outperform behind optimism regarding its GLP-1 weight loss treatments, was an additional source of underperformance in the sector. On the other hand, Boston Scientific Corp. (1.2%) was a notable contributor.

Outside of technology and healthcare, Estee Lauder Companies, Inc. (0.5%) and Lululemon Athletica, Inc. (0.4%) — both of which were hurt by slowing sales growth — were the largest detractors.

On the positive side, the Fund strongly outperformed in the financials sector thanks to a position in the insurer Progressive Corp. (3.4%). The stock rallied as a favorable auto insurance environment translated to robust earnings growth. Holdings in Intercontinental Exchange, Inc. (1.2%) and American Express (0.6%) further helped results. The Fund also exhibited relative strength in communication services, highlighted by a position in Spotify Technology SA (1.2%). The company reported record profits and an increased number of users, and it announced a price increase for its premium service.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Russell 1000® Index	Russell 1000® Growth Index
'14	$9,425	$10,000	$10,000
'14	$9,662	$10,244	$10,264
'14	$10,003	$10,513	$10,589
'14	$9,895	$10,488	$10,478
'15	$9,789	$10,200	$10,318
'15	$10,496	$10,789	$11,006
'15	$10,445	$10,655	$10,881
'15	$10,427	$10,731	$10,935
'15	$10,732	$10,871	$11,089
'15	$10,565	$10,667	$10,894
'15	$10,881	$10,873	$11,263
'15	$10,160	$10,219	$10,579
'15	$9,876	$9,939	$10,317
'15	$10,732	$10,743	$11,206
'15	$10,852	$10,778	$11,237
'15	$10,695	$10,584	$11,072
'16	$9,942	$10,015	$10,454
'16	$9,719	$10,011	$10,450
'16	$10,347	$10,709	$11,154
'16	$10,249	$10,767	$11,053
'16	$10,509	$10,955	$11,267
'16	$10,352	$10,980	$11,223
'16	$10,901	$11,398	$11,753
'16	$10,959	$11,414	$11,694
'16	$10,975	$11,423	$11,737
'16	$10,725	$11,200	$11,461
'16	$10,932	$11,641	$11,711
'16	$11,085	$11,860	$11,856
'17	$11,445	$12,099	$12,255
'17	$11,953	$12,567	$12,764
'17	$11,989	$12,575	$12,912
'17	$12,287	$12,708	$13,207
'17	$12,605	$12,870	$13,551
'17	$12,622	$12,960	$13,515
'17	$12,996	$13,217	$13,874
'17	$13,099	$13,258	$14,129
'17	$13,184	$13,540	$14,312
'17	$13,500	$13,851	$14,867
'17	$13,883	$14,273	$15,318
'17	$13,961	$14,432	$15,438
'18	$14,852	$15,225	$16,531
'18	$14,443	$14,666	$16,098
'18	$14,117	$14,333	$15,656
'18	$14,379	$14,381	$15,711
'18	$14,865	$14,749	$16,400
'18	$15,005	$14,844	$16,557
'18	$15,452	$15,356	$17,044
'18	$16,217	$15,885	$17,975
'18	$16,409	$15,946	$18,076
'18	$14,963	$14,817	$16,459
'18	$15,010	$15,119	$16,634
'18	$13,659	$13,742	$15,204
'19	$14,919	$14,893	$16,571
'19	$15,625	$15,398	$17,164
'19	$16,067	$15,666	$17,652
'19	$16,851	$16,298	$18,450
'19	$15,873	$15,260	$17,284
'19	$16,996	$16,331	$18,471
'19	$17,290	$16,585	$18,888
'19	$17,282	$16,281	$18,744
'19	$17,215	$16,563	$18,746
'19	$17,503	$16,914	$19,274
'19	$18,274	$17,553	$20,129
'19	$18,658	$18,060	$20,737
'20	$19,475	$18,080	$21,200
'20	$18,194	$16,602	$19,757
'20	$16,411	$14,408	$17,813
'20	$18,687	$16,312	$20,449
'20	$20,128	$17,173	$21,822
'20	$21,054	$17,553	$22,772
'20	$22,533	$18,581	$24,524
'20	$24,198	$19,944	$27,055
'20	$23,301	$19,215	$25,782
'20	$22,635	$18,752	$24,906
'20	$24,617	$20,960	$27,456
'20	$25,793	$21,846	$28,719
'21	$25,461	$21,666	$28,506
'21	$25,583	$22,294	$28,500
'21	$25,828	$23,138	$28,989
'21	$27,609	$24,384	$30,962
'21	$27,084	$24,499	$30,534
'21	$28,895	$25,113	$32,449
'21	$29,891	$25,635	$33,519
'21	$30,633	$26,377	$34,772
'21	$29,057	$25,165	$32,824
'21	$31,368	$26,911	$35,668
'21	$31,132	$26,550	$35,886
'21	$31,522	$27,626	$36,644
'22	$28,618	$26,068	$33,499
'22	$27,441	$25,353	$32,076
'22	$28,296	$26,208	$33,331
'22	$24,743	$23,872	$29,306
'22	$24,152	$23,836	$28,625
'22	$22,262	$21,840	$26,357
'22	$24,849	$23,874	$29,521
'22	$23,467	$22,957	$28,146
'22	$20,981	$20,833	$25,409
'22	$22,078	$22,504	$26,895
'22	$23,170	$23,721	$28,120
'22	$21,718	$22,342	$25,967
'23	$23,575	$23,840	$28,132
'23	$23,131	$23,272	$27,798
'23	$24,665	$24,009	$29,698
'23	$24,868	$24,306	$29,991
'23	$25,883	$24,419	$31,358
'23	$27,385	$26,069	$33,502
'23	$28,178	$26,965	$34,631
'23	$27,826	$26,493	$34,320
'23	$26,227	$25,248	$32,453
'23	$25,894	$24,638	$31,991
'23	$28,820	$26,939	$35,479
'23	$30,008	$28,269	$37,050
'24	$30,936	$28,663	$37,974
'24	$32,785	$30,211	$40,565
'24	$33,477	$31,180	$41,279
'24	$31,802	$29,853	$39,528
'24	$33,346	$31,259	$41,894
'24	$35,093	$32,293	$44,719
'24	$34,704	$32,763	$43,958
'24	$35,654	$33,540	$44,874
'24	$36,480	$34,257	$46,145

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	39.09%	16.21%	14.49%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	31.10%	14.84%	13.82%
Russell 1000® Index	35.68%	15.64%	13.10%
Russell 1000® Growth Index	42.19%	19.74%	16.52%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,225,901,886
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 9,293,901
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	2,225,901,886
Number of Portfolio Holdings	76
Portfolio Turnover Rate (%)	16
Total Net Advisory Fees Paid ($)	9,293,901

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	46%
Health Care	14%
Communication Services	13%
Financials	9%
Consumer Discretionary	8%
Industrials	6%
Consumer Staples	2%
Real Estate	1%
Materials	1%

Ten Largest Equity Holdings

Holdings	51.4% of Net Assets
NVIDIA Corp.	10.4%
Microsoft Corp.	10.1%
Apple, Inc.	9.2%
Alphabet, Inc.	4.6%
Amazon.com, Inc.	4.5%
Progressive Corp.	3.4%
Meta Platforms, Inc.	3.3%
Mastercard, Inc.	2.2%
Thermo Fisher Scientific, Inc.	1.9%
Synopsys, Inc.	1.8%

Material Fund Change [Text Block]
C000015673
Shareholder Report [Line Items]
Fund Name	DWS Capital Growth Fund
Class Name	Class C
Trading Symbol	SDGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Capital Growth Fund (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$209	1.76%

Gross expense ratio as of the latest prospectus: 1.76%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 37.90% (unadjusted for sales charges) for the period ended September 30, 2024. The Fund's broad-based index, the Russell 1000® Index, returned 35.68% for the same period, while the Fund's additional, more narrowly based index, the Russell 1000® Growth Index, returned 42.19%.

Stock selection in the information technology sector was the primary reason for the Fund’s underperformance in the annual period. Synopsys, Inc. (1.8%), a provider of design tools to the semiconductor industry, lost ground due to a lack of positive earnings revisions, concerns about the potential impact of increased technology export restrictions, and challenges at one of its key customers. Five9, Inc. (0.2%), which lagged on worries that the growing use of artificial intelligence (AI) would dampen demand for its customer-contact software, also hurt results in the sector. On the plus side, the Fund benefited from an overweight in NVIDIA Corp. (10.4%) and an underweight in Apple, Inc. (9.2%).

Selection in the healthcare sector detracted as well. Shares of Dexcom, Inc. (0.9%), a producer of continuous glucose monitoring systems, pulled back sharply in response to a severe guidance cut related to poor execution. The Fund was also hurt by its position in Agilon, Inc. (0.1%). The stock slid as higher cost pressures, caused by greater utilization rates from Medicare Advantage patients, led to weakness in its results and forward guidance. An underweight in Eli Lilly & Co. (1.1%), which continued to outperform behind optimism regarding its GLP-1 weight loss treatments, was an additional source of underperformance in the sector. On the other hand, Boston Scientific Corp. (1.2%) was a notable contributor.

Outside of technology and healthcare, Estee Lauder Companies, Inc. (0.5%) and Lululemon Athletica, Inc. (0.4%) — both of which were hurt by slowing sales growth — were the largest detractors.

On the positive side, the Fund strongly outperformed in the financials sector thanks to a position in the insurer Progressive Corp. (3.4%). The stock rallied as a favorable auto insurance environment translated to robust earnings growth. Holdings in Intercontinental Exchange, Inc. (1.2%) and American Express (0.6%) further helped results. The Fund also exhibited relative strength in communication services, highlighted by a position in Spotify Technology SA (1.2%). The company reported record profits and an increased number of users, and it announced a price increase for its premium service.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Russell 1000® Index	Russell 1000® Growth Index
'14	$10,000	$10,000	$10,000
'14	$10,245	$10,244	$10,264
'14	$10,599	$10,513	$10,589
'14	$10,477	$10,488	$10,478
'15	$10,358	$10,200	$10,318
'15	$11,100	$10,789	$11,006
'15	$11,037	$10,655	$10,881
'15	$11,011	$10,731	$10,935
'15	$11,326	$10,871	$11,089
'15	$11,142	$10,667	$10,894
'15	$11,467	$10,873	$11,263
'15	$10,700	$10,219	$10,579
'15	$10,395	$9,939	$10,317
'15	$11,288	$10,743	$11,206
'15	$11,408	$10,778	$11,237
'15	$11,233	$10,584	$11,072
'16	$10,437	$10,015	$10,454
'16	$10,197	$10,011	$10,450
'16	$10,848	$10,709	$11,154
'16	$10,737	$10,767	$11,053
'16	$11,001	$10,955	$11,267
'16	$10,830	$10,980	$11,223
'16	$11,396	$11,398	$11,753
'16	$11,448	$11,414	$11,694
'16	$11,455	$11,423	$11,737
'16	$11,189	$11,200	$11,461
'16	$11,396	$11,641	$11,711
'16	$11,546	$11,860	$11,856
'17	$11,913	$12,099	$12,255
'17	$12,436	$12,567	$12,764
'17	$12,463	$12,575	$12,912
'17	$12,765	$12,708	$13,207
'17	$13,086	$12,870	$13,551
'17	$13,094	$12,960	$13,515
'17	$13,471	$13,217	$13,874
'17	$13,569	$13,258	$14,129
'17	$13,642	$13,540	$14,312
'17	$13,960	$13,851	$14,867
'17	$14,346	$14,273	$15,318
'17	$14,414	$14,432	$15,438
'18	$15,326	$15,225	$16,531
'18	$14,892	$14,666	$16,098
'18	$14,546	$14,333	$15,656
'18	$14,808	$14,381	$15,711
'18	$15,300	$14,749	$16,400
'18	$15,434	$14,844	$16,557
'18	$15,884	$15,356	$17,044
'18	$16,661	$15,885	$17,975
'18	$16,850	$15,946	$18,076
'18	$15,354	$14,817	$16,459
'18	$15,390	$15,119	$16,634
'18	$13,994	$13,742	$15,204
'19	$15,272	$14,893	$16,571
'19	$15,986	$15,398	$17,164
'19	$16,425	$15,666	$17,652
'19	$17,214	$16,298	$18,450
'19	$16,206	$15,260	$17,284
'19	$17,341	$16,331	$18,471
'19	$17,630	$16,585	$18,888
'19	$17,609	$16,281	$18,744
'19	$17,527	$16,563	$18,746
'19	$17,808	$16,914	$19,274
'19	$18,582	$17,553	$20,129
'19	$18,956	$18,060	$20,737
'20	$19,772	$18,080	$21,200
'20	$18,461	$16,602	$19,757
'20	$16,639	$14,408	$17,813
'20	$18,934	$16,312	$20,449
'20	$20,377	$17,173	$21,822
'20	$21,301	$17,553	$22,772
'20	$22,783	$18,581	$24,524
'20	$24,450	$19,944	$27,055
'20	$23,527	$19,215	$25,782
'20	$22,838	$18,752	$24,906
'20	$24,821	$20,960	$27,456
'20	$25,987	$21,846	$28,719
'21	$25,634	$21,666	$28,506
'21	$25,741	$22,294	$28,500
'21	$25,966	$23,138	$28,989
'21	$27,736	$24,384	$30,962
'21	$27,191	$24,499	$30,534
'21	$28,987	$25,113	$32,449
'21	$29,965	$25,635	$33,519
'21	$30,688	$26,377	$34,772
'21	$29,091	$25,165	$32,824
'21	$31,382	$26,911	$35,668
'21	$31,121	$26,550	$35,886
'21	$31,489	$27,626	$36,644
'22	$28,565	$26,068	$33,499
'22	$27,372	$25,353	$32,076
'22	$28,207	$26,208	$33,331
'22	$24,644	$23,872	$29,306
'22	$24,038	$23,836	$28,625
'22	$22,142	$21,840	$26,357
'22	$24,699	$23,874	$29,521
'22	$23,310	$22,957	$28,146
'22	$20,827	$20,833	$25,409
'22	$21,897	$22,504	$26,895
'22	$22,968	$23,721	$28,120
'22	$21,513	$22,342	$25,967
'23	$23,336	$23,840	$28,132
'23	$22,878	$23,272	$27,798
'23	$24,378	$24,009	$29,698
'23	$24,566	$24,306	$29,991
'23	$25,548	$24,419	$31,358
'23	$27,013	$26,069	$33,502
'23	$27,775	$26,965	$34,631
'23	$27,410	$26,493	$34,320
'23	$25,814	$25,248	$32,453
'23	$25,470	$24,638	$31,991
'23	$28,328	$26,939	$35,479
'23	$29,473	$28,269	$37,050
'24	$30,360	$28,663	$37,974
'24	$32,157	$30,211	$40,565
'24	$32,809	$31,180	$41,279
'24	$31,149	$29,853	$39,528
'24	$32,633	$31,259	$41,894
'24	$34,321	$32,293	$44,719
'24	$33,914	$32,763	$43,958
'24	$34,821	$33,540	$44,874
'24	$35,598	$34,257	$46,145

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	37.90%	15.22%	13.54%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	36.90%	15.22%	13.54%
Russell 1000® Index	35.68%	15.64%	13.10%
Russell 1000® Growth Index	42.19%	19.74%	16.52%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,225,901,886
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 9,293,901
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	2,225,901,886
Number of Portfolio Holdings	76
Portfolio Turnover Rate (%)	16
Total Net Advisory Fees Paid ($)	9,293,901

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	46%
Health Care	14%
Communication Services	13%
Financials	9%
Consumer Discretionary	8%
Industrials	6%
Consumer Staples	2%
Real Estate	1%
Materials	1%

Ten Largest Equity Holdings

Holdings	51.4% of Net Assets
NVIDIA Corp.	10.4%
Microsoft Corp.	10.1%
Apple, Inc.	9.2%
Alphabet, Inc.	4.6%
Amazon.com, Inc.	4.5%
Progressive Corp.	3.4%
Meta Platforms, Inc.	3.3%
Mastercard, Inc.	2.2%
Thermo Fisher Scientific, Inc.	1.9%
Synopsys, Inc.	1.8%

Material Fund Change [Text Block]
C000144535
Shareholder Report [Line Items]
Fund Name	DWS Capital Growth Fund
Class Name	Class R6
Trading Symbol	SDGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Capital Growth Fund (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$72	0.60%

Gross expense ratio as of the latest prospectus: 0.61%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 39.53% for the period ended September 30, 2024. The Fund's broad-based index, the Russell 1000® Index, returned 35.68% for the same period, while the Fund's additional, more narrowly based index, the Russell 1000® Growth Index, returned 42.19%.

Stock selection in the information technology sector was the primary reason for the Fund’s underperformance in the annual period. Synopsys, Inc. (1.8%), a provider of design tools to the semiconductor industry, lost ground due to a lack of positive earnings revisions, concerns about the potential impact of increased technology export restrictions, and challenges at one of its key customers. Five9, Inc. (0.2%), which lagged on worries that the growing use of artificial intelligence (AI) would dampen demand for its customer-contact software, also hurt results in the sector. On the plus side, the Fund benefited from an overweight in NVIDIA Corp. (10.4%) and an underweight in Apple, Inc. (9.2%).

Selection in the healthcare sector detracted as well. Shares of Dexcom, Inc. (0.9%), a producer of continuous glucose monitoring systems, pulled back sharply in response to a severe guidance cut related to poor execution. The Fund was also hurt by its position in Agilon, Inc. (0.1%). The stock slid as higher cost pressures, caused by greater utilization rates from Medicare Advantage patients, led to weakness in its results and forward guidance. An underweight in Eli Lilly & Co. (1.1%), which continued to outperform behind optimism regarding its GLP-1 weight loss treatments, was an additional source of underperformance in the sector. On the other hand, Boston Scientific Corp. (1.2%) was a notable contributor.

Outside of technology and healthcare, Estee Lauder Companies, Inc. (0.5%) and Lululemon Athletica, Inc. (0.4%) — both of which were hurt by slowing sales growth — were the largest detractors.

On the positive side, the Fund strongly outperformed in the financials sector thanks to a position in the insurer Progressive Corp. (3.4%). The stock rallied as a favorable auto insurance environment translated to robust earnings growth. Holdings in Intercontinental Exchange, Inc. (1.2%) and American Express (0.6%) further helped results. The Fund also exhibited relative strength in communication services, highlighted by a position in Spotify Technology SA (1.2%). The company reported record profits and an increased number of users, and it announced a price increase for its premium service.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	Russell 1000® Index	Russell 1000® Growth Index
'14	$10,000	$10,000	$10,000
'14	$10,254	$10,244	$10,264
'14	$10,620	$10,513	$10,589
'14	$10,508	$10,488	$10,478
'15	$10,400	$10,200	$10,318
'15	$11,150	$10,789	$11,006
'15	$11,089	$10,655	$10,881
'15	$11,069	$10,731	$10,935
'15	$11,392	$10,871	$11,089
'15	$11,217	$10,667	$10,894
'15	$11,555	$10,873	$11,263
'15	$10,790	$10,219	$10,579
'15	$10,485	$9,939	$10,317
'15	$11,396	$10,743	$11,206
'15	$11,526	$10,778	$11,237
'15	$11,360	$10,584	$11,072
'16	$10,564	$10,015	$10,454
'16	$10,328	$10,011	$10,450
'16	$10,999	$10,709	$11,154
'16	$10,898	$10,767	$11,053
'16	$11,176	$10,955	$11,267
'16	$11,013	$10,980	$11,223
'16	$11,599	$11,398	$11,753
'16	$11,664	$11,414	$11,694
'16	$11,684	$11,423	$11,737
'16	$11,422	$11,200	$11,461
'16	$11,645	$11,641	$11,711
'16	$11,811	$11,860	$11,856
'17	$12,197	$12,099	$12,255
'17	$12,742	$12,567	$12,764
'17	$12,785	$12,575	$12,912
'17	$13,106	$12,708	$13,207
'17	$13,449	$12,870	$13,551
'17	$13,470	$12,960	$13,515
'17	$13,872	$13,217	$13,874
'17	$13,987	$13,258	$14,129
'17	$14,080	$13,540	$14,312
'17	$14,423	$13,851	$14,867
'17	$14,836	$14,273	$15,318
'17	$14,921	$14,432	$15,438
'18	$15,879	$15,225	$16,531
'18	$15,445	$14,666	$16,098
'18	$15,100	$14,333	$15,656
'18	$15,386	$14,381	$15,711
'18	$15,910	$14,749	$16,400
'18	$16,064	$14,844	$16,557
'18	$16,546	$15,356	$17,044
'18	$17,369	$15,885	$17,975
'18	$17,579	$15,946	$18,076
'18	$16,035	$14,817	$16,459
'18	$16,089	$15,119	$16,634
'18	$14,645	$13,742	$15,204
'19	$15,999	$14,893	$16,571
'19	$16,761	$15,398	$17,164
'19	$17,241	$15,666	$17,652
'19	$18,085	$16,298	$18,450
'19	$17,041	$15,260	$17,284
'19	$18,251	$16,331	$18,471
'19	$18,574	$16,585	$18,888
'19	$18,569	$16,281	$18,744
'19	$18,500	$16,563	$18,746
'19	$18,816	$16,914	$19,274
'19	$19,652	$17,553	$20,129
'19	$20,069	$18,060	$20,737
'20	$20,952	$18,080	$21,200
'20	$19,578	$16,602	$19,757
'20	$17,664	$14,408	$17,813
'20	$20,119	$16,312	$20,449
'20	$21,678	$17,173	$21,822
'20	$22,680	$17,553	$22,772
'20	$24,280	$18,581	$24,524
'20	$26,080	$19,944	$27,055
'20	$25,118	$19,215	$25,782
'20	$24,409	$18,752	$24,906
'20	$26,554	$20,960	$27,456
'20	$27,827	$21,846	$28,719
'21	$27,477	$21,666	$28,506
'21	$27,616	$22,294	$28,500
'21	$27,885	$23,138	$28,989
'21	$29,816	$24,384	$30,962
'21	$29,257	$24,499	$30,534
'21	$31,223	$25,113	$32,449
'21	$32,304	$25,635	$33,519
'21	$33,116	$26,377	$34,772
'21	$31,419	$25,165	$32,824
'21	$33,927	$26,911	$35,668
'21	$33,678	$26,550	$35,886
'21	$34,110	$27,626	$36,644
'22	$30,975	$26,068	$33,499
'22	$29,708	$25,353	$32,076
'22	$30,644	$26,208	$33,331
'22	$26,802	$23,872	$29,306
'22	$26,169	$23,836	$28,625
'22	$24,127	$21,840	$26,357
'22	$26,939	$23,874	$29,521
'22	$25,448	$22,957	$28,146
'22	$22,757	$20,833	$25,409
'22	$23,952	$22,504	$26,895
'22	$25,147	$23,721	$28,120
'22	$23,575	$22,342	$25,967
'23	$25,599	$23,840	$28,132
'23	$25,122	$23,272	$27,798
'23	$26,796	$24,009	$29,698
'23	$27,024	$24,306	$29,991
'23	$28,131	$24,419	$31,358
'23	$29,773	$26,069	$33,502
'23	$30,641	$26,965	$34,631
'23	$30,268	$26,493	$34,320
'23	$28,533	$25,248	$32,453
'23	$28,180	$24,638	$31,991
'23	$31,372	$26,939	$35,479
'23	$32,674	$28,269	$37,050
'24	$33,691	$28,663	$37,974
'24	$35,716	$30,211	$40,565
'24	$36,476	$31,180	$41,279
'24	$34,662	$29,853	$39,528
'24	$36,352	$31,259	$41,894
'24	$38,268	$32,293	$44,719
'24	$37,853	$32,763	$43,958
'24	$38,901	$33,540	$44,874
'24	$39,813	$34,257	$46,145

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class R6 No Sales Charge	39.53%	16.57%	14.82%
Russell 1000® Index	35.68%	15.64%	13.10%
Russell 1000® Growth Index	42.19%	19.74%	16.52%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,225,901,886
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 9,293,901
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	2,225,901,886
Number of Portfolio Holdings	76
Portfolio Turnover Rate (%)	16
Total Net Advisory Fees Paid ($)	9,293,901

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	46%
Health Care	14%
Communication Services	13%
Financials	9%
Consumer Discretionary	8%
Industrials	6%
Consumer Staples	2%
Real Estate	1%
Materials	1%

Ten Largest Equity Holdings

Holdings	51.4% of Net Assets
NVIDIA Corp.	10.4%
Microsoft Corp.	10.1%
Apple, Inc.	9.2%
Alphabet, Inc.	4.6%
Amazon.com, Inc.	4.5%
Progressive Corp.	3.4%
Meta Platforms, Inc.	3.3%
Mastercard, Inc.	2.2%
Thermo Fisher Scientific, Inc.	1.9%
Synopsys, Inc.	1.8%

Material Fund Change [Text Block]
C000015675
Shareholder Report [Line Items]
Fund Name	DWS Capital Growth Fund
Class Name	Class S
Trading Symbol	SCGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Capital Growth Fund (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$79	0.66%

Gross expense ratio as of the latest prospectus: 0.68%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 39.43% for the period ended September 30, 2024. The Fund's broad-based index, the Russell 1000® Index, returned 35.68% for the same period, while the Fund's additional, more narrowly based index, the Russell 1000® Growth Index, returned 42.19%.

Stock selection in the information technology sector was the primary reason for the Fund’s underperformance in the annual period. Synopsys, Inc. (1.8%), a provider of design tools to the semiconductor industry, lost ground due to a lack of positive earnings revisions, concerns about the potential impact of increased technology export restrictions, and challenges at one of its key customers. Five9, Inc. (0.2%), which lagged on worries that the growing use of artificial intelligence (AI) would dampen demand for its customer-contact software, also hurt results in the sector. On the plus side, the Fund benefited from an overweight in NVIDIA Corp. (10.4%) and an underweight in Apple, Inc. (9.2%).

Selection in the healthcare sector detracted as well. Shares of Dexcom, Inc. (0.9%), a producer of continuous glucose monitoring systems, pulled back sharply in response to a severe guidance cut related to poor execution. The Fund was also hurt by its position in Agilon, Inc. (0.1%). The stock slid as higher cost pressures, caused by greater utilization rates from Medicare Advantage patients, led to weakness in its results and forward guidance. An underweight in Eli Lilly & Co. (1.1%), which continued to outperform behind optimism regarding its GLP-1 weight loss treatments, was an additional source of underperformance in the sector. On the other hand, Boston Scientific Corp. (1.2%) was a notable contributor.

Outside of technology and healthcare, Estee Lauder Companies, Inc. (0.5%) and Lululemon Athletica, Inc. (0.4%) — both of which were hurt by slowing sales growth — were the largest detractors.

On the positive side, the Fund strongly outperformed in the financials sector thanks to a position in the insurer Progressive Corp. (3.4%). The stock rallied as a favorable auto insurance environment translated to robust earnings growth. Holdings in Intercontinental Exchange, Inc. (1.2%) and American Express (0.6%) further helped results. The Fund also exhibited relative strength in communication services, highlighted by a position in Spotify Technology SA (1.2%). The company reported record profits and an increased number of users, and it announced a price increase for its premium service.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Russell 1000® Index	Russell 1000® Growth Index
'14	$10,000	$10,000	$10,000
'14	$10,253	$10,244	$10,264
'14	$10,617	$10,513	$10,589
'14	$10,504	$10,488	$10,478
'15	$10,395	$10,200	$10,318
'15	$11,147	$10,789	$11,006
'15	$11,095	$10,655	$10,881
'15	$11,079	$10,731	$10,935
'15	$11,406	$10,871	$11,089
'15	$11,230	$10,667	$10,894
'15	$11,569	$10,873	$11,263
'15	$10,804	$10,219	$10,579
'15	$10,504	$9,939	$10,317
'15	$11,416	$10,743	$11,206
'15	$11,547	$10,778	$11,237
'15	$11,381	$10,584	$11,072
'16	$10,584	$10,015	$10,454
'16	$10,348	$10,011	$10,450
'16	$11,019	$10,709	$11,154
'16	$10,917	$10,767	$11,053
'16	$11,196	$10,955	$11,267
'16	$11,032	$10,980	$11,223
'16	$11,618	$11,398	$11,753
'16	$11,683	$11,414	$11,694
'16	$11,703	$11,423	$11,737
'16	$11,440	$11,200	$11,461
'16	$11,662	$11,641	$11,711
'16	$11,828	$11,860	$11,856
'17	$12,215	$12,099	$12,255
'17	$12,759	$12,567	$12,764
'17	$12,802	$12,575	$12,912
'17	$13,122	$12,708	$13,207
'17	$13,465	$12,870	$13,551
'17	$13,487	$12,960	$13,515
'17	$13,888	$13,217	$13,874
'17	$14,002	$13,258	$14,129
'17	$14,094	$13,540	$14,312
'17	$14,435	$13,851	$14,867
'17	$14,849	$14,273	$15,318
'17	$14,934	$14,432	$15,438
'18	$15,891	$15,225	$16,531
'18	$15,457	$14,666	$16,098
'18	$15,109	$14,333	$15,656
'18	$15,395	$14,381	$15,711
'18	$15,918	$14,749	$16,400
'18	$16,071	$14,844	$16,557
'18	$16,554	$15,356	$17,044
'18	$17,376	$15,885	$17,975
'18	$17,585	$15,946	$18,076
'18	$16,039	$14,817	$16,459
'18	$16,093	$15,119	$16,634
'18	$14,648	$13,742	$15,204
'19	$16,001	$14,893	$16,571
'19	$16,762	$15,398	$17,164
'19	$17,239	$15,666	$17,652
'19	$18,084	$16,298	$18,450
'19	$17,038	$15,260	$17,284
'19	$18,249	$16,331	$18,471
'19	$18,568	$16,585	$18,888
'19	$18,564	$16,281	$18,744
'19	$18,492	$16,563	$18,746
'19	$18,807	$16,914	$19,274
'19	$19,641	$17,553	$20,129
'19	$20,058	$18,060	$20,737
'20	$20,938	$18,080	$21,200
'20	$19,565	$16,602	$19,757
'20	$17,653	$14,408	$17,813
'20	$20,105	$16,312	$20,449
'20	$21,660	$17,173	$21,822
'20	$22,661	$17,553	$22,772
'20	$24,258	$18,581	$24,524
'20	$26,055	$19,944	$27,055
'20	$25,094	$19,215	$25,782
'20	$24,381	$18,752	$24,906
'20	$26,523	$20,960	$27,456
'20	$27,794	$21,846	$28,719
'21	$27,441	$21,666	$28,506
'21	$27,582	$22,294	$28,500
'21	$27,847	$23,138	$28,989
'21	$29,775	$24,384	$30,962
'21	$29,217	$24,499	$30,534
'21	$31,174	$25,113	$32,449
'21	$32,256	$25,635	$33,519
'21	$33,064	$26,377	$34,772
'21	$31,370	$25,165	$32,824
'21	$33,871	$26,911	$35,668
'21	$33,623	$26,550	$35,886
'21	$34,050	$27,626	$36,644
'22	$30,918	$26,068	$33,499
'22	$29,652	$25,353	$32,076
'22	$30,584	$26,208	$33,331
'22	$26,748	$23,872	$29,306
'22	$26,114	$23,836	$28,625
'22	$24,076	$21,840	$26,357
'22	$26,881	$23,874	$29,521
'22	$25,390	$22,957	$28,146
'22	$22,705	$20,833	$25,409
'22	$23,897	$22,504	$26,895
'22	$25,086	$23,721	$28,120
'22	$23,515	$22,342	$25,967
'23	$25,532	$23,840	$28,132
'23	$25,055	$23,272	$27,798
'23	$26,723	$24,009	$29,698
'23	$26,949	$24,306	$29,991
'23	$28,054	$24,419	$31,358
'23	$29,690	$26,069	$33,502
'23	$30,553	$26,965	$34,631
'23	$30,177	$26,493	$34,320
'23	$28,447	$25,248	$32,453
'23	$28,094	$24,638	$31,991
'23	$31,273	$26,939	$35,479
'23	$32,568	$28,269	$37,050
'24	$33,584	$28,663	$37,974
'24	$35,599	$30,211	$40,565
'24	$36,353	$31,180	$41,279
'24	$34,544	$29,853	$39,528
'24	$36,227	$31,259	$41,894
'24	$38,132	$32,293	$44,719
'24	$37,720	$32,763	$43,958
'24	$38,760	$33,540	$44,874
'24	$39,664	$34,257	$46,145

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	39.43%	16.49%	14.77%
Russell 1000® Index	35.68%	15.64%	13.10%
Russell 1000® Growth Index	42.19%	19.74%	16.52%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,225,901,886
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 9,293,901
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	2,225,901,886
Number of Portfolio Holdings	76
Portfolio Turnover Rate (%)	16
Total Net Advisory Fees Paid ($)	9,293,901

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	46%
Health Care	14%
Communication Services	13%
Financials	9%
Consumer Discretionary	8%
Industrials	6%
Consumer Staples	2%
Real Estate	1%
Materials	1%

Ten Largest Equity Holdings

Holdings	51.4% of Net Assets
NVIDIA Corp.	10.4%
Microsoft Corp.	10.1%
Apple, Inc.	9.2%
Alphabet, Inc.	4.6%
Amazon.com, Inc.	4.5%
Progressive Corp.	3.4%
Meta Platforms, Inc.	3.3%
Mastercard, Inc.	2.2%
Thermo Fisher Scientific, Inc.	1.9%
Synopsys, Inc.	1.8%

Material Fund Change [Text Block]
C000015676
Shareholder Report [Line Items]
Fund Name	DWS Capital Growth Fund
Class Name	Institutional Class
Trading Symbol	SDGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Capital Growth Fund (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$79	0.66%

Gross expense ratio as of the latest prospectus: 0.71%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 39.43% for the period ended September 30, 2024. The Fund's broad-based index, the Russell 1000® Index, returned 35.68% for the same period, while the Fund's additional, more narrowly based index, the Russell 1000® Growth Index, returned 42.19%.

Stock selection in the information technology sector was the primary reason for the Fund’s underperformance in the annual period. Synopsys, Inc. (1.8%), a provider of design tools to the semiconductor industry, lost ground due to a lack of positive earnings revisions, concerns about the potential impact of increased technology export restrictions, and challenges at one of its key customers. Five9, Inc. (0.2%), which lagged on worries that the growing use of artificial intelligence (AI) would dampen demand for its customer-contact software, also hurt results in the sector. On the plus side, the Fund benefited from an overweight in NVIDIA Corp. (10.4%) and an underweight in Apple, Inc. (9.2%).

Selection in the healthcare sector detracted as well. Shares of Dexcom, Inc. (0.9%), a producer of continuous glucose monitoring systems, pulled back sharply in response to a severe guidance cut related to poor execution. The Fund was also hurt by its position in Agilon, Inc. (0.1%). The stock slid as higher cost pressures, caused by greater utilization rates from Medicare Advantage patients, led to weakness in its results and forward guidance. An underweight in Eli Lilly & Co. (1.1%), which continued to outperform behind optimism regarding its GLP-1 weight loss treatments, was an additional source of underperformance in the sector. On the other hand, Boston Scientific Corp. (1.2%) was a notable contributor.

Outside of technology and healthcare, Estee Lauder Companies, Inc. (0.5%) and Lululemon Athletica, Inc. (0.4%) — both of which were hurt by slowing sales growth — were the largest detractors.

On the positive side, the Fund strongly outperformed in the financials sector thanks to a position in the insurer Progressive Corp. (3.4%). The stock rallied as a favorable auto insurance environment translated to robust earnings growth. Holdings in Intercontinental Exchange, Inc. (1.2%) and American Express (0.6%) further helped results. The Fund also exhibited relative strength in communication services, highlighted by a position in Spotify Technology SA (1.2%). The company reported record profits and an increased number of users, and it announced a price increase for its premium service.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	Russell 1000® Index	Russell 1000® Growth Index
'14	$1,000,000	$1,000,000	$1,000,000
'14	$1,025,285	$1,024,439	$1,026,352
'14	$1,061,710	$1,051,260	$1,058,875
'14	$1,050,500	$1,048,811	$1,047,843
'15	$1,039,448	$1,020,003	$1,031,798
'15	$1,114,920	$1,078,939	$1,100,573
'15	$1,109,685	$1,065,503	$1,088,056
'15	$1,107,940	$1,073,067	$1,093,505
'15	$1,140,659	$1,087,106	$1,108,897
'15	$1,123,209	$1,066,712	$1,089,362
'15	$1,157,091	$1,087,273	$1,126,303
'15	$1,080,601	$1,021,870	$1,057,904
'15	$1,050,500	$993,863	$1,031,734
'15	$1,141,822	$1,074,275	$1,120,572
'15	$1,154,910	$1,077,824	$1,123,717
'15	$1,138,308	$1,058,434	$1,107,227
'16	$1,058,638	$1,001,465	$1,045,413
'16	$1,035,062	$1,001,121	$1,044,967
'16	$1,102,212	$1,070,860	$1,115,441
'16	$1,091,969	$1,076,684	$1,105,255
'16	$1,119,935	$1,095,539	$1,126,718
'16	$1,103,513	$1,098,020	$1,122,293
'16	$1,162,209	$1,139,848	$1,175,267
'16	$1,168,712	$1,141,362	$1,169,428
'16	$1,170,501	$1,142,265	$1,173,706
'16	$1,144,324	$1,119,991	$1,146,144
'16	$1,166,436	$1,164,145	$1,171,082
'16	$1,183,148	$1,186,016	$1,185,579
'17	$1,221,751	$1,209,865	$1,225,531
'17	$1,276,220	$1,256,696	$1,276,434
'17	$1,280,451	$1,257,490	$1,291,198
'17	$1,312,180	$1,270,785	$1,320,728
'17	$1,346,024	$1,287,003	$1,355,070
'17	$1,347,787	$1,295,989	$1,351,500
'17	$1,387,625	$1,321,654	$1,387,422
'17	$1,398,730	$1,325,788	$1,412,855
'17	$1,409,306	$1,354,021	$1,431,225
'17	$1,443,504	$1,385,077	$1,486,681
'17	$1,484,752	$1,427,316	$1,531,846
'17	$1,493,137	$1,443,228	$1,543,772
'18	$1,588,898	$1,522,451	$1,653,111
'18	$1,545,440	$1,466,557	$1,609,765
'18	$1,510,828	$1,433,270	$1,565,620
'18	$1,539,287	$1,438,141	$1,571,090
'18	$1,591,590	$1,474,851	$1,639,953
'18	$1,606,973	$1,484,388	$1,655,743
'18	$1,655,046	$1,535,616	$1,704,350
'18	$1,737,347	$1,588,529	$1,797,538
'18	$1,758,114	$1,594,561	$1,807,584
'18	$1,603,512	$1,481,725	$1,645,937
'18	$1,608,896	$1,511,879	$1,663,420
'18	$1,464,256	$1,374,182	$1,520,403
'19	$1,599,562	$1,489,343	$1,657,066
'19	$1,675,700	$1,539,770	$1,716,355
'19	$1,723,258	$1,566,577	$1,765,208
'19	$1,807,880	$1,629,842	$1,844,960
'19	$1,703,163	$1,525,982	$1,728,408
'19	$1,824,180	$1,633,112	$1,847,109
'19	$1,856,108	$1,658,474	$1,888,818
'19	$1,855,662	$1,628,098	$1,874,352
'19	$1,848,517	$1,656,319	$1,874,585
'19	$1,879,999	$1,691,422	$1,927,433
'19	$1,963,282	$1,755,343	$2,012,940
'19	$2,004,826	$1,806,035	$2,073,673
'20	$2,092,961	$1,807,984	$2,120,030
'20	$1,955,784	$1,660,241	$1,975,652
'20	$1,764,351	$1,440,841	$1,781,296
'20	$2,009,565	$1,631,238	$2,044,876
'20	$2,164,985	$1,717,304	$2,182,157
'20	$2,264,966	$1,755,280	$2,277,179
'20	$2,424,413	$1,858,062	$2,452,383
'20	$2,604,000	$1,994,438	$2,705,450
'20	$2,507,810	$1,921,546	$2,578,159
'20	$2,436,496	$1,875,208	$2,490,600
'20	$2,650,673	$2,096,027	$2,745,617
'20	$2,777,602	$2,184,638	$2,871,891
'21	$2,742,268	$2,166,645	$2,850,642
'21	$2,756,051	$2,229,436	$2,849,982
'21	$2,782,865	$2,313,805	$2,898,945
'21	$2,975,322	$2,438,358	$3,096,185
'21	$2,919,439	$2,449,933	$3,053,361
'21	$3,115,155	$2,511,322	$3,244,922
'21	$3,222,911	$2,563,492	$3,351,863
'21	$3,303,603	$2,637,685	$3,477,185
'21	$3,134,200	$2,516,525	$3,282,442
'21	$3,384,044	$2,691,140	$3,566,752
'21	$3,359,235	$2,655,040	$3,588,559
'21	$3,401,693	$2,762,584	$3,664,431
'22	$3,089,020	$2,606,829	$3,349,931
'22	$2,962,239	$2,535,294	$3,207,648
'22	$3,055,051	$2,620,848	$3,333,124
'22	$2,672,033	$2,387,224	$2,930,610
'22	$2,608,642	$2,383,595	$2,862,480
'22	$2,405,097	$2,183,969	$2,635,739
'22	$2,685,139	$2,387,383	$2,952,083
'22	$2,536,158	$2,295,716	$2,814,563
'22	$2,268,152	$2,083,299	$2,540,943
'22	$2,387,177	$2,250,380	$2,689,457
'22	$2,505,934	$2,372,120	$2,812,007
'22	$2,349,212	$2,234,185	$2,596,729
'23	$2,550,606	$2,383,975	$2,813,160
'23	$2,502,915	$2,327,247	$2,779,750
'23	$2,669,546	$2,400,865	$2,969,763
'23	$2,692,243	$2,430,614	$2,999,063
'23	$2,802,564	$2,441,935	$3,135,755
'23	$2,965,748	$2,606,858	$3,350,195
'23	$3,051,936	$2,696,503	$3,463,062
'23	$3,014,301	$2,649,333	$3,431,968
'23	$2,841,636	$2,524,824	$3,245,324
'23	$2,806,299	$2,463,801	$3,199,119
'23	$3,124,047	$2,693,909	$3,547,858
'23	$3,253,389	$2,826,896	$3,704,964
'24	$3,354,470	$2,866,320	$3,797,372
'24	$3,556,015	$3,021,105	$4,056,455
'24	$3,631,518	$3,117,953	$4,127,866
'24	$3,450,620	$2,985,277	$3,952,779
'24	$3,618,574	$3,125,853	$4,189,413
'24	$3,809,026	$3,229,309	$4,471,912
'24	$3,767,730	$3,276,305	$4,395,843
'24	$3,871,893	$3,353,964	$4,487,399
'24	$3,962,188	$3,425,678	$4,614,529

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	39.43%	16.47%	14.76%
Russell 1000® Index	35.68%	15.64%	13.10%
Russell 1000® Growth Index	42.19%	19.74%	16.52%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,225,901,886
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 9,293,901
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	2,225,901,886
Number of Portfolio Holdings	76
Portfolio Turnover Rate (%)	16
Total Net Advisory Fees Paid ($)	9,293,901

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	46%
Health Care	14%
Communication Services	13%
Financials	9%
Consumer Discretionary	8%
Industrials	6%
Consumer Staples	2%
Real Estate	1%
Materials	1%

Ten Largest Equity Holdings

Holdings	51.4% of Net Assets
NVIDIA Corp.	10.4%
Microsoft Corp.	10.1%
Apple, Inc.	9.2%
Alphabet, Inc.	4.6%
Amazon.com, Inc.	4.5%
Progressive Corp.	3.4%
Meta Platforms, Inc.	3.3%
Mastercard, Inc.	2.2%
Thermo Fisher Scientific, Inc.	1.9%
Synopsys, Inc.	1.8%

Material Fund Change [Text Block]